Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Loans and Allowance for Credit Losses	Loans and Allowance for Credit Losses
Loans
Major classifications within the Company’s held for investment loan portfolio at December 31, 2024 and 2023 were as follows:

(dollars in thousands)	2024	2023
Commercial, financial, and agricultural	$202,329	$226,275
Real estate construction − residential	32,046	58,347
Real estate construction − commercial	80,435	130,296
Real estate mortgage − residential	361,735	372,391
Real estate mortgage − commercial	775,594	731,024
Installment and other consumer	14,021	20,814
Total loans held for investment	$1,466,160	$1,539,147

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the Missouri communities surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, and the greater Kansas City metropolitan area. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. Accrued interest on loans totaled $6.5 million and $7.2 million at December 31, 2024 and 2023, respectively, and is included in the accrued interest receivable and other assets on the Company's consolidated balance sheets. The total amount of accrued interest is excluded from the amortized cost basis of loans presented above. Further, the Company has elected not to measure an allowance for credit losses for accrued interest receivable. At December 31, 2024, $746.3 million of loans were pledged to the FHLB as collateral for borrowings and letters of credit.
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

(dollars in thousands)
Balance at December 31, 2023	$9,597
New loans	9,452
Amounts collected	(6,474)
Balance at December 31, 2024	$12,575
Management believes such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.
Allowance for Credit Losses
The allowance for credit losses is measured using a lifetime expected loss model that incorporates relevant information about past events, including historical credit loss experience on loans with similar risk characteristics, current conditions, and reasonable and supportable forecasts that affect the collectability of the remaining cash flows over the contractual term of the loans. The allowance for credit losses is measured on a collective (pool) basis. Loans are aggregated into pools based on similar risk characteristics including borrower type, collateral type and expected credit loss patterns. Loans that do not share similar risk characteristics, primarily large loans on non-accrual status, are evaluated on an individual basis. The allowance for credit losses is a valuation account that is deducted from loans amortized cost basis to present the net amount expected to be collected on the instrument. Expected recoveries are included in the allowance and do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Loans are charged off against the allowance for credit losses when management believes the balance has become uncollectible.
Allowance for Credit Losses on Off-Balance-Sheet Credit Exposures
The Company maintains a separate allowance for credit losses for off-balance-sheet credit exposures, including unfunded loan commitments, unless the associated obligation is unconditionally cancellable by the Company. This allowance is included in other liabilities on the consolidated balance sheets with associated expense recognized as a component of the provision for credit losses on the consolidated statements of income. The liability for unfunded lending commitments utilizes the same model as the allowance for credit losses on loans, however, the liability for unfunded lending commitments incorporates an assumption for the portion of unfunded commitments that are expected to be funded.
Sensitivity in the Allowance for Credit Loss Model
The allowance for credit losses is an estimate that requires significant judgment including projections of the macroeconomic environment. The forecasted macroeconomic environment continuously changes, which can cause fluctuations in estimated expected losses.
The following table illustrates the changes in the allowance for credit losses by portfolio segment:

(dollars in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
Balance at, December 31, 2021	2,717	137	588	2,482	10,662	256	61	16,903
Charge-offs	(135)	—	—	—	(181)	(321)	—	(637)
Recoveries	56	—	22	45	11	88	—	222
Provision for (release of) loan losses (1)	97	20	265	802	(2,492)	303	105	(900)
Balance at, December 31, 2022	2,735	157	875	3,329	8,000	326	166	15,588
Adoption of ASU 2016-13	$(649)	$291	$2,894	$1,890	$1,613	$(80)	$(166)	$5,793
Balance at January 1, 2023	2,086	448	3,769	5,219	9,613	246	—	21,381
Charge-offs	(161)	—	—	(88)	(32)	(347)	—	(628)
Recoveries	192	—	22	23	4	85	—	326
Provision for (release of) credit losses	1,091	595	(518)	110	952	248	187	2,665
Balance at, December 31, 2023	3,208	1,043	3,273	5,264	10,537	232	187	23,744
Charge-offs	$(2,238)	$—	$—	$(51)	$(437)	$(265)	$—	$(2,991)
Recoveries	118	—	27	13	—	108	—	266
Provision for (release of) credit losses	472	(465)	(1,079)	84	2,205	63	(255)	1,025
Balance at, December 31, 2024	1,560	578	2,221	5,310	12,305	138	(68)	22,044
(1) Beginning January 1, 2023, calculation is based on CECL methodology. Prior to January 1, 2023, calculation was based on probable incurred loss methodology.
Collateral-Dependent Loans
Collateral-dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. Under the CECL methodology, for collateral-dependent loans, the Company has adopted the practical expedient to measure the allowance on the fair value of collateral.
The allowance is calculated on an individual loan basis based on the shortfall between the fair value of the loan’s collateral, which is adjusted for liquidation costs/discounts, and the loan’s amortized cost. If the fair value of the collateral exceeds the loan’s amortized cost, no allowance is necessary. The Company’s policy is to obtain appraisals on any significant pieces of collateral. Higher discounts are applied in determining fair value for real estate collateral in industries that are undergoing significant stress, or for properties that are specialized use or have limited marketability.
The amortized cost of collateral-dependent loans by class as of December 31, 2024 and 2023 was as follows:

	Collateral Type
(dollars in thousands)	Real Estate	Other	Allowance Allocated
December 31, 2024
Commercial, financial, and agricultural	$—	$766	$125
Real estate construction − residential	454	—	194
Real estate mortgage − commercial	65	—	—
Total	$519	$766	$319

December 31, 2023
Commercial, financial, and agricultural	$—	$2,221	$1,300
Real estate construction − residential	432	—	164
Real estate mortgage − residential	46	—	19
Real estate mortgage − commercial	2,369	—	—
Total	$2,847	$2,221	$1,483
Credit Quality
The Company categorizes loans into risk categories based upon an internal rating system reflecting management’s risk assessment. Risk ratings are assigned for each loan at the time of approval, and they change as circumstances dictate during the term of the loan.
•Pass - loans that are well protected by the current net worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell in a timely manner, of any underlying collateral.
•Watch - loans that have one or more weaknesses identified that may result in the borrower being unable to meet repayment terms or when the Company’s credit position could deteriorate at some future date.
•Special Mention - loans that have negative financial trends, or other weaknesses that if left uncorrected, could threaten its capacity to meet its debt obligations. This is a transitional grade that is closely monitored by management for improvement or deterioration.
•Substandard - loans that are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well-defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected.
•Doubtful - loans that have all the weaknesses inherent in loans classified as Substandard with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable on the basis of currently known facts, conditions, and values. These loans are also on non-accrual status.
•Non-accrual - loans that are delinquent for 90 days or more and the ultimate collectability of interest or principal is no longer probable. Real estate loans secured by one-to-four family residential properties are exempt from these non-accrual guidelines. These loans are placed on non-accrual status after they become 120 days past due (The majority of the Company's non-accrual loans have a substandard risk grade.)
The following table presents the recorded investment by risk categories at December 31, 2024:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2024
Commercial, Financial, & Agricultural
Pass	$22,726	$21,302	$30,025	$25,338	$26,557	$3,932	$62,205	$1,531	$193,616
Watch	—	120	1,473	—	—	262	504	—	2,359
Special Mention	—	—	—	—	309	—	741	—	1,050
Substandard	—	—	3,350	628	—	—	—	403	4,381
Doubtful	—	—	—	—	—	—	79	—	79
Non-accrual loans	286	87	78	—	37	—	356	—	844
Total	$23,012	$21,509	$34,926	$25,966	$26,903	$4,194	$63,885	$1,934	$202,329
Gross YTD charge-offs	—	230	—	104	2	106	1,796	—	2,238
Real Estate Construction - Residential
Pass	$16,368	$13,808	$601	$617	$165	$—	$—	$33	$31,592
Non-accrual loans	454	—	—	—	—	—	—	—	454
Total	$16,822	$13,808	$601	$617	$165	$—	$—	$33	$32,046
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	$49,742	$7,057	$10,424	$3,828	$622	$564	$7,072	$—	$79,309
Watch	911	124	13	—	—	—	—	—	1,048
Substandard	—	29	—	—	—	—	—	—	29
Non-accrual loans	—	—	—	—	—	49	—	—	49
Total	$50,653	$7,210	$10,437	$3,828	$622	$613	$7,072	$—	$80,435
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	$30,005	$46,795	$115,928	$49,519	$42,036	$23,440	$44,148	$1,543	$353,414
Watch	5,702	—	40	391	423	675	30	—	7,261
Substandard	—	—	—	—	—	98	—	—	98
Non-accrual loans	—	—	426	89	—	278	169	—	962
Total	$35,707	$46,795	$116,394	$49,999	$42,459	$24,491	$44,347	$1,543	$361,735
Gross YTD charge-offs	—	—	—	—	—	14	37	—	51
Real Estate Mortgage - Commercial
Pass	$56,648	$117,853	$212,698	$203,591	$69,342	$57,352	$14,815	$137	$732,436
Watch	2,298	51	4,763	1,961	—	184	—	581	9,838
Special Mention	27,271	—	5,679	—	—	—	—	—	32,950
Substandard	—	—	231	—	—	—	—	—	231
Non-accrual loans	64	75	—	—	—	—	—	—	139
Total	$86,281	$117,979	$223,371	$205,552	$69,342	$57,536	$14,815	$718	$775,594
Gross YTD charge-offs	—	340	—	65	—	32	—	—	437
Installment and other Consumer
Pass	$2,188	$3,636	$3,591	$1,165	$554	$2,805	$72	$—	$14,011
Non-accrual loans	—	—	—	—	—	10	—	—	10
Total	$2,188	$3,636	$3,591	$1,165	$554	$2,815	$72	$—	$14,021
Gross YTD charge-offs	10	11	9	3	1	230	1	—	265
Total Portfolio
Pass	$177,677	$210,451	$373,267	$284,058	$139,276	$88,093	$128,312	$3,244	$1,404,378
Watch	8,911	295	6,289	2,352	423	1,121	534	581	20,506
Special Mention	27,271	—	5,679	—	309	—	741	—	34,000
Substandard	—	29	3,581	628	—	98	—	403	4,739
Doubtful	—	—	—	—	—	—	79	—	79
Non-accrual loans	804	162	504	89	37	337	525	—	2,458
Total	$214,663	$210,937	$389,320	$287,127	$140,045	$89,649	$130,191	$4,228	$1,466,160
Total Gross YTD charge-offs	$10	$581	$9	$172	$3	$382	$1,834	$—	$2,991
The following table presents the recorded investment by risk categories at December 31, 2023:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2023
Commercial, Financial, & Agricultural
Pass	$40,103	$43,082	$32,812	$30,965	$4,774	$5,022	$55,379	$213	$212,350
Watch	1	2,505	32	586	3	282	2,502	—	5,911
Substandard	371	3,758	19	16	—	—	323	1,299	5,786
Non-accrual loans	159	96	317	—	7	—	1,649	—	2,228
Total	$40,634	$49,441	$33,180	$31,567	$4,784	$5,304	$59,853	$1,512	$226,275
Gross YTD charge-offs	—	1	—	—	—	160	—	—	161
Real Estate Construction - Residential
Pass	$39,847	$17,259	$634	$175	$—	$—	$—	$—	$57,915
Non-accrual loans	432	—	—	—	—	—	—	—	432
Total	$40,279	$17,259	$634	$175	$—	$—	$—	$—	$58,347
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	$49,041	$53,058	$24,371	$1,040	$31	$735	$187	$—	$128,463
Watch	934	17	—	—	—	—	103	—	1,054
Substandard	710	—	—	—	—	—	—	—	710
Non-accrual loans	—	—	—	—	—	69	—	—	69
Total	$50,685	$53,075	$24,371	$1,040	$31	$804	$290	$—	$130,296
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	$65,472	$121,430	$62,998	$47,884	$7,242	$19,193	$44,574	$202	$368,995
Watch	179	251	411	293	71	1,310	23	—	2,538
Substandard	16	—	—	129	—	126	—	—	271
Non-accrual loans	—	23	93	135	—	246	90	—	587
Total	$65,667	$121,704	$63,502	$48,441	$7,313	$20,875	$44,687	$202	$372,391
Gross YTD charge-offs	—	—	—	75	—	—	13	—	88
Real Estate Mortgage - Commercial
Pass	$99,081	$208,699	$204,789	$84,363	$27,085	$39,941	$16,059	$659	$680,676
Watch	15,759	10,978	2,737	91	345	897	70	—	30,877
Substandard	—	215	15,944	—	45	289	—	—	16,493
Non-accrual loans	1,817	54	712	212	83	—	100	—	2,978
Total	$116,657	$219,946	$224,182	$84,666	$27,558	$41,127	$16,229	$659	$731,024
Gross YTD charge-offs	—	—	—	—	—	32	—	—	32
Installment and other Consumer
Pass	$7,430	$6,497	$2,720	$1,287	$987	$1,803	$90	$—	$20,814
Total	$7,430	$6,497	$2,720	$1,287	$987	$1,803	$90	$—	$20,814
Gross YTD charge-offs	84	23	7	—	—	232	1	—	347
Total Portfolio
Pass	$300,974	$450,025	$328,324	$165,714	$40,119	$66,694	$116,289	$1,074	$1,469,213
Watch	16,873	13,751	3,180	970	419	2,489	2,698	—	40,380
Substandard	1,097	3,973	15,963	145	45	415	323	1,299	23,260
Non-accrual loans	2,408	173	1,122	347	90	315	1,839	—	6,294
Total	$321,352	$467,922	$348,589	$167,176	$40,673	$69,913	$121,149	$2,373	$1,539,147
Total Gross YTD charge-offs	$84	$24	$7	$75	$—	$424	$14	$—	$628
Delinquent and Non-Accrual Loans
The delinquency status of loans is determined based on the contractual terms of the notes. Loans are generally classified as delinquent once payments become 30 days or more past due. The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectability of interest or principal is no longer probable. In general, loans are placed on non-accrual status when they become 90 days or more past due. However, management considers many factors before placing a loan on non-accrual status, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral. Subsequent interest payments received on non-accrual loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectability of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.
The following tables present the recorded investment in non-accrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2024 and 2023.

(dollars in thousands)	Non-accrual with no Allowance	Non-accrual with Allowance	Total Non-accrual	90 Days Past Due And Still Accruing	Total Non-performing Loans
December 31, 2024
Commercial, Financial, and Agricultural	$—	$923	$923	$—	$923
Real estate construction − residential	—	454	454	—	454
Real estate construction − commercial	—	49	49	—	49
Real estate mortgage − residential	—	963	963	207	1,170
Real estate mortgage − commercial	—	138	138	—	138
Installment and Other Consumer	—	10	10	3	13
Total	$—	$2,537	$2,537	$210	$2,747
December 31, 2023
Commercial, Financial, and Agricultural	$—	$2,228	$2,228	$—	$2,228
Real estate construction − residential	—	432	432	—	432
Real estate construction − commercial	—	69	69	—	69
Real estate mortgage − residential	—	587	587	115	702
Real estate mortgage − commercial	2,368	610	2,978	—	2,978
Installment and Other Consumer	—	—	—	4	4
Total	$2,368	$3,926	$6,294	$119	$6,413
No material amount of interest income was recognized on non-accrual loans during the year ended December 31, 2024.
The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2024 and 2023.

(dollars in thousands)	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2024
Commercial, Financial, and Agricultural	$201,201	$205	$—	$923	$202,329
Real estate construction − residential	31,592	—	—	454	32,046
Real estate construction − commercial	80,386	—	—	49	80,435
Real estate mortgage − residential	358,393	2,172	207	963	361,735
Real estate mortgage − commercial	773,918	1,538	—	138	775,594
Installment and Other Consumer	13,900	108	3	10	14,021
Total	$1,459,390	$4,023	$210	$2,537	$1,466,160
December 31, 2023
Commercial, Financial, and Agricultural	$223,845	$202	$—	$2,228	$226,275
Real estate construction − residential	57,568	347	—	432	58,347
Real estate construction − commercial	130,227	—	—	69	130,296
Real estate mortgage − residential	368,956	2,733	115	587	372,391
Real estate mortgage − commercial	728,029	17	—	2,978	731,024
Installment and Other Consumer	20,607	203	4	—	20,814
Total	$1,529,232	$3,502	$119	$6,294	$1,539,147
Loan Modifications for Borrowers Experiencing Financial Difficulty
In the normal course of business, the Company may execute loan modifications with borrowers. These modifications are analyzed to determine whether the modification is considered concessionary, long-term and made to a borrower experiencing financial difficulty. The Company’s modifications generally include interest rate adjustments, principal reductions, and amortization and maturity date extensions. If a loan modification is determined to be made to a borrower experiencing financial difficulty, the loan is considered collateral-dependent and evaluated as part of the allowance for credit losses as described above in the Allowance for Credit Losses section of this note.

For the year ended December 31, 2024, the Company did not modify any loans made to borrowers experiencing financial difficulty. The Company monitors loan payments on an on-going basis to determine if a loan is considered to have a payment default. Determination of payment default involves analyzing the economic conditions that exist for each customer and their ability to generate positive cash flows during the loan term.
Loans Held For Sale
The Company designates certain long-term fixed rate personal real estate loans as held for sale. Prior to September 30, 2024, these loans were initially measured at fair value under the fair value option election with subsequent changes in fair value recognized in mortgage banking income. As of September 30, 2024, loans held for sale are being carried at the lower of cost or estimated fair value. The loans are primarily sold to Freddie Mac, Fannie Mae, PennyMac, and various other secondary market investors. The Company sells loans with servicing retained or released depending on pricing and market conditions. There were no mortgage loans held for sale at December 31, 2024 compared to $3.9 million at December 31, 2023.